Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Subsidiaries,VIE and Subsidiaries of VIE

The following sets forth the Company’s consolidated subsidiaries, VIE and subsidiaries of VIE are as follows:

Subsidiaries	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Cheche Technology Inc. (“CCT”)	Cayman Islands, 2018	100%	Investment holding
Cheche Technology (Canada) Ltd. (“Cheche Canada”)	Canada, 2025	100%	Investment holding
Cheche Technology (HK) Limited (“Cheche HK”)	Hong Kong, China, 2018	100%	Investment holding
Cheche Technology (Ningbo) Co., Ltd. (“Cheche Ningbo” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	Ningbo, China, 2018	100%	Technical support and consulting services
Baodafang Technology Co., Ltd. (“Baodafang”)	Beijing, China, 2020	100%	Technology service and SaaS services

VIE	Place and year of incorporation	Percentage of direct or indirect economic interest	Principal activities
Beijing Che Yu Che Technology Co., Ltd. (“Beijing Cheche”)	Beijing, China, 2014	100%*	Technology service

Subsidiaries of VIE	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic interest	Principal activities
Cheche Insurance Sales & Service Co., Ltd. (“Cheche Insurance”)	Guangzhou, China, 2017	100%*	Insurance brokerage
Huicai Insurance Brokerage Co., Ltd.	Beijing, China, 2016	100%*	Dormant
Cheche Zhixing (Ningbo) Auto Service Co., Ltd.	Ningbo, China, 2019	100%*	Dormant

*	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).

Schedule of Consolidated Financial Statements

The following consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and its subsidiaries as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	31,958	54,927
Restricted cash	-	5,000
Short-term investments	3,000	226
Accounts receivable, net	781,857	821,560
Prepayments and other current assets	31,575	53,827
Amounts due from intra-Group companies	3,016	2,949
Total current assets	851,406	938,489
Non-current assets:
Restricted cash	5,000	-
Property, equipment and leasehold improvement, net	1,239	777
Intangible assets, net	5,950	3,850
Right-of-use assets	5,653	6,453
Goodwill	84,609	84,609
Other non-current assets	225	-
Total non-current assets	102,676	95,689
TOTAL ASSETS	954,082	1,034,178
LIABILITIES
Current liabilities:
Accounts payable	551,214	622,496
Short-term borrowings	10,000	39,800
Contract liabilities	125	3
Salary and welfare benefits payable	60,838	64,127
Tax payable	7,077	12,099
Amounts due to related party	-	50,626
Accrued expenses and other current liabilities	17,166	13,028
Short-term lease liabilities	3,037	4,727
Amounts due to intra-Group companies	149,056	196,798
Total current liabilities	798,513	1,003,704
Non-current liabilities:
Deferred tax liabilities	1,488	963
Long-term lease liabilities	2,137	801
Amounts due to related party	45,811	-
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	230,705	225,128
Total non-current liabilities	281,573	228,324
TOTAL LIABILITIES (without recourse to the primary beneficiary)	1,080,086	1,232,028

Schedule of Operation

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues
- earned from external parties	3,083,306	2,924,578	2,394,433
- earned from intra-Group companies	6,682	9,433	9,434
Total revenues	3,089,988	2,934,011	2,403,867
Cost of revenues and operating expenses
- arising from external parties transactions	(3,186,349)	(2,958,256)	(2,427,880)
- arising from intra-Group transactions	(1,651)	(1,458)	(69,049)
Total cost of revenues and operating expenses	(3,188,000)	(2,959,714)	(2,496,929)
Net loss	(100,142)	(29,819)	(95,799)

Schedule of Cash Flow

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash generated from/(used in) transactions with intra-Group companies	35,000	8,455	(13,973)
Net cash generated from transactions with external parties	108,170	34,824	11,832
Net cash generated from/(used in) operating activities	143,170	43,279	(2,141)
Net cash (used in)/generated from transactions with external parties	(686)	(4,830)	3,767
Net cash (used in)/generated from investing activities	(686)	(4,830)	3,767
Net cash used in transactions with intra-Group companies	(63,485)	(87,821)	(3,457)
Net cash (used in)/generated from transactions with third-parties	(7,563)	(5,000)	24,800
Net cash (used in)/generated from financing activities	(71,048)	(92,821)	21,343
Net increase/(decrease) in cash and cash equivalents	71,436	(54,372)	22,969